Goehring & Rozencwajg Investment Funds

110 Wall Street

New York, NY 10005-5991

October 3, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Goehring & Rozencwajg Investment Funds (the “Registrant” or “Fund”)

File Nos. 333-212686, 811-23177

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant effective September 29, 2022 do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 11 (accession no. 0001398344-22-019410) on September 29, 2022.

Sincerely,

/s/ Adam A. Rozencwajg

Adam A. Rozencwajg

President